SHARESPOST 100 FUND

Schedule of Investments

March 31, 2020 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
COMMON STOCK IN PUBLIC COMPANIES(b) — 1.3%
HEALTHCARE/BIOTECH — 1.3%
1Life Healthcare, Inc. (f.k.a One Medical Group)(a)	Mar 2017	143,750	$1,178,662	$2,522,812
TOTAL COMMON STOCK IN PUBLIC COMPANIES			1,178,662	2,522,812

Common Stock in Private Companies(b) — 57.1%
3D Printing — 0.5%
Carbon, Inc.(a)	Jun 2019	38,853	$685,214	$1,039,318
Advertising — 5.7%
Chartboost(a)	Mar 2015	700,000	1,611,000	2,688,000
GroundTruth (f.k.a. xAd, Inc.)(a)	Oct 2016	1,659,427	446,424	647,176
NextRoll (f.k.a AdRoll)(a)	Mar 2017	3,155	24,050	44,107
OpenX(a)	Jun 2015	2,899,297	2,615,386	5,218,735
PubMatic(a)	Jun 2015	200,000	1,170,000	2,648,000
			5,866,860	11,246,018
Analytics/Big Data — 6.5%
Dataminr, Inc.(a)	Sep 2015	307,583	2,638,591	7,314,324
INRIX, Inc.(a)	May 2014	70,750	1,592,150	1,893,977
Metabiota(a)	Apr 2015	494,589	500,000	845,747
Planet Labs, Inc.(a)	Mar 2018	125,000	731,250	1,512,500
ThoughtSpot, Inc.(a)	Oct 2018	100,000	780,000	1,326,000
			6,241,991	12,892,548
Consumer Web — 3.2%
Nextdoor(a)	Nov 2018	235,495	3,990,451	4,778,193
Wag Labs, Inc.(a)	Oct 2018	438,828	2,314,001	1,483,239
			6,304,452	6,261,432
Education — 3.9%
Udacity, Inc.(a)	Nov 2018	448,075	2,884,586	3,020,026
Udemy, Inc.(a)	Aug 2019	300,000	3,025,000	4,590,000
			5,909,586	7,610,026
Enterprise Software — 7.3%
Algolia(a)	Jan 2020	15,000	420,000	485,700
Blend Labs, Inc.(a)	Aug 2018	975,665	1,112,023	1,687,901
D2iQ (f.k.a Mesosphere, Inc.)(a)	Feb 2019	165,000	1,605,450	1,549,350
InsideSales.com(a)	Dec 2016	75,000	225,000	337,500
KeepTruckin(a)	May 2019	788,562	3,420,734	3,753,555
Sprinklr(a)	Jun 2017	100,000	500,000	845,000
Trax Ltd. (a)	Mar 2020	149,970	5,100,000	5,866,826
			12,383,207	14,525,832
Finance/Payments — 9.3%
Circle Internet Financial, Inc.(a)	Apr 2018	290,200	2,604,825	3,070,316
Marqeta, Inc.(a)	Jul 2018	1,155,000	2,035,350	5,347,650
Prosper Marketplace, Inc.(a)	Jan 2016	244,130	1,307,998	244,130
Ripple(a)	Dec 2018	42,000	504,000	2,496,480
Robinhood Markets, Inc.(a)	Jul 2019	260,500	3,544,251	3,227,595
Social Finance, Inc.(a)	Apr 2017	274,889	3,090,675	3,939,159
			13,087,099	18,325,330

SHARESPOST 100 FUND

Schedule of Investments - (Continued)

March 31, 2020 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Common Stock in Private Companies(b) — 57.1% (Continued)
Hardware — 0.3%
Tempo Automation, Inc.(a)	Aug 2019	150,000	$480,000	$666,000
Healthcare/Biotech — 4.5%
23andMe, Inc.(a)	Oct 2017	338,157	4,808,483	7,848,624
ZocDoc, Inc.(a)	Feb 2015	61,016	1,321,708	1,039,713
			6,130,191	8,888,337
Hosting/Storage — 4.0%
Code 42 Software, Inc.(a)	May 2016	330,000	754,500	1,811,700
Digital Ocean(a)	Oct 2019	150,000	1,800,000	2,379,000
Rubrik(a)	Sep 2019	132,220	3,371,610	3,716,704
			5,926,110	7,907,404
Security — 3.1%
Tanium(a)	Apr 2019	640,000	4,787,200	6,201,600
Software — 3.3%
Docker, Inc.(a)	May 2017	25,000	531,250	42,000
Malwarebytes(a)	Dec 2019	188,173	1,129,038	3,851,902
Optimizely(a)	Feb 2017	160,303	1,420,675	2,686,678
			3,080,963	6,580,580
Transportation — 5.5%
SpaceX(a)	May 2019	49,020	10,049,100	10,820,185
TOTAL COMMON STOCK IN PRIVATE COMPANIES			80,931,973	112,964,609

Preferred Stock in Private Companies(b) — 26.5%
Advertising — 1.1%
GroundTruth (f.k.a. xAd, Inc.), Preferred Class B-1(a)	Jan 2017	600,000	149,200	234,000
WideOrbit, Inc., Preferred Class C(a)	Oct 2015	400,000	1,100,000	1,848,000
			1,249,200	2,082,000
Analytics/Big Data — 7.2%
Dataminr, Inc., Preferred Class A(a)	Apr 2019	20,000	198,000	475,600
Dataminr, Inc., Preferred Class B(a)	Apr 2019	87,496	866,210	2,080,655
Heap, Preferred Class C(a)	May 2019	1,361,503	4,999,997	5,010,331
Metabiota, Preferred Class A(a)	Apr 2015	346,212	500,000	592,023
Metabiota, Preferred Class B(a)	Feb 2017	366,669	500,952	740,671
Palantir Technologies, Inc., Preferred Class D(a)	Jan 2017	75,740	516,287	607,435
Palantir Technologies, Inc., Preferred Class E(a)	Dec 2017	79,260	512,714	635,665
Palantir Technologies, Inc., Preferred Class J(a)	Nov 2018	480,000	2,720,000	4,075,200
			10,814,160	14,217,580

SHARESPOST 100 FUND

Schedule of Investments - (Continued)

March 31, 2020 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Preferred Stock in Private Companies(b) — 26.5% (Continued)
Clean Technology — 2.6%
ChargePoint, Inc., Preferred Class D (a)	Nov 2019	555,133	$2,836,730	$2,842,281
ChargePoint, Inc., Preferred Class E (a)	Nov 2019	211,304	1,079,763	1,147,380
ChargePoint, Inc., Preferred Class F (a)	Nov 2019	165,388	845,133	899,711
ChargePoint, Inc., Preferred Class G (a)	Nov 2019	47,300	241,703	279,543
			5,003,329	5,168,915
Consumer Web — 0.7%
Musely, Preferred Class B(a)	Oct 2014	7,961	100,012	100,012
Nextdoor, Preferred Class B(a)	Mar 2018	29,495	494,041	598,454
Nextdoor, Preferred Class C(a)	Mar 2018	17,543	293,845	355,947
Nextdoor, Preferred Class D(a)	Mar 2018	6,899	115,558	139,981
Nextdoor, Preferred Class E(a)	Mar 2018	3,392	56,816	68,824
Nextdoor, Preferred Class F(a)	Mar 2018	5,171	86,614	104,920
			1,146,886	1,368,138
Enterprise Software — 0.7%
Checkr, Inc., Preferred Class A-1 (a)	Mar 2020	50,000	1,405,000	1,477,000
Finance/Payments — 3.6%
Fundbox, Preferred Class C(a)	Jun 2019	439,552	4,999,992	4,962,542
Prosper Marketplace, Inc., Preferred Class A(a)	Jan 2016	55,395	305,781	55,395
Prosper Marketplace, Inc., Preferred Class A-1(a)	Jan 2016	58,165	116	58,165
Social Finance, Inc., Preferred Class A(a)	Apr 2017	10,714	174,638	153,532
Social Finance, Inc., Preferred Class B(a)	Apr 2017	1,361	22,184	19,503
Social Finance, Inc., Preferred Class C(a)	Apr 2017	2,893	47,156	41,457
Social Finance, Inc., Preferred Class D(a)	Apr 2017	64,165	931,926	919,484
Social Finance, Inc., Preferred Class E(a)	Apr 2017	43,740	712,962	626,794
Social Finance, Inc., Preferred Class F(a)	Apr 2017	25,172	410,304	383,873
			7,605,059	7,220,745
Healthcare/Biotech — 4.0%
23andMe, Inc., Preferred Class D(a)	Jan 2019	143,000	2,492,490	3,319,030
Hims, Inc., Preferred Class A(a)	Sep 2019	1,000,000	3,000,000	3,590,000
Intarcia Therapeutics, Inc., Preferred Class DD(a)	May 2017	9,000	519,300	416,790
ZocDoc, Inc., Preferred Class A(a)	Feb 2015	35,000	875,000	596,400
			6,886,790	7,922,220
Music — 1.7%
SoundHound, Inc., Preferred Class D(a)	Sep 2016	107,484	2,200,767	3,363,174
Security — 0.8%
Lookout, Inc., Preferred Class A(a)	Feb 2015	204,000	1,927,800	1,599,360

SHARESPOST 100 FUND

Schedule of Investments - (Continued)

March 31, 2020 (Unaudited)

	Acquisition Date	Shares	Cost	Fair Value
Preferred Stock in Private Companies(b) — 26.5% (Continued)
Transportation — 4.1%
Lime (Neutron Holdings, Inc.), Preferred Class D(a)	Mar 2019	20,618,556	5,000,000	4,742,268
Turo, Preferred Class D1(a)	Jun 2018	642,535	2,999,996	3,199,824
Virgin Hyperloop One, Preferred Class B-1(a)	Jun 2017	4,145	999,999	75,397
Virgin Hyperloop One, Preferred Class C(a)	May 2019	12,992	37,938	37,937
			9,037,933	8,055,426
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			47,276,924	52,474,558

Short-Term Investments — 15.2%
Demand Deposit — 15.2%
UMB Money Market Fiduciary, 0.01%(c)			30,079,526	30,079,526

TOTAL SHORT-TERM INVESTMENTS			30,079,526	30,079,526

TOTAL INVESTMENTS — 100.1%			159,467,085	198,041,506
Other liabilities less assets — (0.1)%				(170,744)

NET ASSETS — 100.0%				$197,870,762

(a)	Non-income Producing
(b)

Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. As of March 31, 2020 restricted securities represented 84.90% of the net assets of the Fund.

(c)	Rate disclosed represents the seven day yield as of the Fund's period end. The UMB Money Market Fiduciary account is an interest-bearing money market deposit account maintained by UMB Bank, n.a. in its capacity as a custodian for various participating custody accounts. The fund may redeem its investments in whole, or in part, on each business day.

All issuers are United States based, except for OpenX, which is based in the UK.